FAIR VALUE MEASUREMENTS - Changes in the fair value of warrant liabilities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
FAIR VALUE MEASUREMENTS
Fair value as of December 31, 2023	$ 665,116
Initial measurement on January 10, 2023 - Issuance		$ 430,021
Change in Fair Value	$ (665,116)	$ 235,095
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Derivative, Gain (Loss) on Derivative, Net
Fair value as of June 30, 2024		$ 665,116